Investments in Associates and Joint Ventures - Summary of Reconciliation of Carrying Amount of Interests in the Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Book amount	₩ 272,407	₩ 279,431	₩ 284,075
K Bank Inc. [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Net assets	₩ 280,083	₩ 233,775
Percentage of ownership	10.00%	10.00%
Share in net assets	₩ 52,655	₩ 42,108
Book amount	52,655	42,108
Korea Information & Technology Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Net assets	₩ 444,764	₩ 418,601
Percentage of ownership	33.30%	33.30%
Share in net assets	₩ 148,255	₩ 139,534
Book amount	148,255	139,534
KT-SB Venture Investment Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Net assets	₩ 8,940	₩ 5,884
Percentage of ownership	50.00%	50.00%
Share in net assets	₩ 4,470	₩ 2,942
Book amount	4,470	2,942
KT-IBKC future investment fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Net assets	₩ 19,922	₩ 21,649
Percentage of ownership	50.00%	50.00%
Share in net assets	₩ 9,961	₩ 10,825
Book amount	9,961	10,825
KT-CKP New Media Investment Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Net assets	₩ 565	₩ 4,620
Percentage of ownership	49.70%	49.70%
Share in net assets	₩ 280	₩ 2,294
Book amount	₩ 280	₩ 2,294